IMPAIRMENT OF ASSETS (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 24, 2012	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2022
Disclosure Of Impairment Assets [Line Items]
Property plant and equipment		$ 9,610,071	$ 9,607,116
Goodwill		$ 51,325	55,891		$ 54,800
Acquisitions through business combinations, intangible assets and goodwill			1,330
Discount rate used in current estimate of value in use		22.07%
Impairment loss on goodwill		$ 1,359	1,359
Impairment loss recognized in profit or loss		9,483	69,751
Impairment loss recognised in profit or loss, property, plant and equipment		9,483	69,751
Impairment loss recognised in profit or loss, goodwill		1,359	1,359
Pien Mill [member]
Disclosure Of Impairment Assets [Line Items]
Impairment loss on goodwill		7,226
Impairment loss recognised in profit or loss, goodwill		7,226
wood Product Segment [Member] | Aserradero El Colorado [Member]
Disclosure Of Impairment Assets [Line Items]
Impairment loss recognized in profit or loss		7,272
Impairment loss recognised in profit or loss, property, plant and equipment		7,272
wood Product Segment [Member] | TrupnCholgun [Member]
Disclosure Of Impairment Assets [Line Items]
Impairment loss recognized in profit or loss		2,027
Impairment loss recognised in profit or loss, property, plant and equipment		2,027
Spare Parts [member]
Disclosure Of Impairment Assets [Line Items]
Property plant and equipment		3,639
Impairment loss recognized in profit or loss			10,500
Reversal of impairment loss		13,816	7,113
Impairment loss recognised in profit or loss, property, plant and equipment			10,500
Licancel mill [member]
Disclosure Of Impairment Assets [Line Items]
Provision For Impairment Loss On Property Plant And Equipment		$ 61,039
Aserraderos Horcones II [member]
Disclosure Of Impairment Assets [Line Items]
Provision For Impairment Loss On Property Plant And Equipment				$ 6,037
Pien plant [member]
Disclosure Of Impairment Assets [Line Items]
Discount rate used in current estimate of value in use		7.40%
Description of projected cash flow term		5 years
Pien plant [member] | Brazil
Disclosure Of Impairment Assets [Line Items]
Goodwill		$ 10,039	14,433
Arauco North America, Inc. (Prime-Line, Inc.) [member]
Disclosure Of Impairment Assets [Line Items]
Goodwill		732	732
Arauco Argentina [member]
Disclosure Of Impairment Assets [Line Items]
Impairment loss recognized in profit or loss		126,921	127,260
Impairment loss recognised in profit or loss, property, plant and equipment		126,921	127,260
Pien Mill [member]
Disclosure Of Impairment Assets [Line Items]
Impairment loss on goodwill			5,867
Impairment loss recognised in profit or loss, goodwill			5,867
Flakeboard [member]
Disclosure Of Impairment Assets [Line Items]
Acquisitions through business combinations, intangible assets and goodwill		$ 40,554	$ 40,726
Consideration paid (received)	$ 242,502
Percentage of voting equity interests acquired	100.00%
Discount rate used in current estimate of value in use		75.00%	(7.00%)
Description of projected cash flow term		7 years
Prime Line Inc [member] | Arauco North America, Inc. (Prime-Line, Inc.) [member]
Disclosure Of Impairment Assets [Line Items]
Acquisitions through business combinations, intangible assets and goodwill		$ 732
Consideration paid (received)		$ 18,880